Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 37,103.2	$ 492.1	₨ 14,448.1	$ 191.6	₨ 648.3
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	₨ 37,103.2
Income tax rate including surcharge and education cess	25.17%	25.17%